DoubleLine Income Solutions Fund

Schedule of Investments

December 31, 2022 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 1.7%
965,383	AASET Ltd., Series 2019-2-C	6.41	% (a)(c)	10/16/2039	312,130
1,000,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A-D	5.83	% (a)	01/18/2028	936,091
430,086	Castlelake Aircraft Securitization Trust, Series 2018-1-C	6.63	% (a)(c)	06/15/2043	226,064
1,483,101	Castlelake Aircraft Structured Trust, Series 2019-1A-C	6.90	% (a)(c)	04/15/2039	866,017
1,836,539	Castlelake Aircraft Structured Trust, Series 2021-1A-C	7.00	% (a)(c)	01/15/2046	1,277,454
2,624,853	GAIA Aviation Ltd., Series 2019-1-C	7.00	% (a)(c)(l)	12/15/2044	1,286,858
1,033,513	Horizon Aircraft Finance Ltd., Series 2018-1-C	6.66	% (a)(c)	12/15/2038	502,553
1,893,530	LendingClub Receivables Trust, Series 2020-3-B	7.50	% (a)	01/16/2046	1,890,182
314,046	Pagaya AI Debt Selection Trust, Series 2020-2-NOTE	7.50	% (a)	12/15/2027	310,925
3,100,000	Pagaya AI Debt Selection Trust, Series 2020-3-C	6.43	% (a)	05/17/2027	3,043,056
2,750,000	Pagaya AI Debt Selection Trust, Series 2021-3-CERT	0.00	% (a)(c)(f)	05/15/2029	1,728,721
55,000	SoFi Alternative Consumer Loan Program, Series 2021-2-R1	0.00	% (a)(c)(f)	08/15/2030	1,335,429
50,000	SoFi Professional Loan Program LLC, Series 2018-A-R1	0.00	% (a)(c)(f)	02/25/2042	897,211
14,827	SoFi Professional Loan Program LLC, Series 2018-A-R2	0.00	% (a)(c)(f)	02/25/2042	266,059
100,000	SoFi Professional Loan Program Trust, Series 2018-C-R1	0.00	% (a)(c)(f)	01/25/2048	1,405,523
1,721,446	START Ireland, Series 2019-1-C	6.41	% (a)(c)	03/15/2044	749,938
4,300,000	Summit Issuer LLC, Series 2020-1A-C	5.10	% (a)	12/20/2050	3,712,971

Total Asset Backed Obligations (Cost $27,112,020)					20,747,182

Bank Loans - 13.8%
3,165,000	AAdvantage Loyalty IP Ltd., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.75% Floor)	8.99%		04/20/2028	3,156,597
3,000,000	Almonde, Inc., Senior Secured Second Lien Term Loan (6 Month LIBOR USD + 7.25%, 1.00% Floor)	10.62%		06/16/2025	2,252,145
3,984,975	American Tire Distributors, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 6.25%, 0.75% Floor)	10.61%		10/20/2028	3,666,177
4,655,000	Applied Systems, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	11.08	% (b)	09/19/2027	4,637,544
2,000,000	Artera Services LLC, Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.25%, 1.00% Floor)	11.98%		03/06/2026	1,246,430
2,165,000	Ascend Learning LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 5.75%, 0.50% Floor)	10.13%		12/10/2029	1,873,623
1,506,559	Astra Acquisition Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.25%, 0.50% Floor)	9.63%		10/25/2028	1,337,071
9,662,677	Astra Acquisition Corporation, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 8.88%, 0.75% Floor)	13.26%		10/25/2029	8,696,409
905,000	Asurion LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 5.25%)	9.63%		01/31/2028	711,176
4,225,000	Asurion LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 5.25%)	9.63%		01/19/2029	3,309,083
4,018,800	Atlas Purchaser, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 5.25%, 0.75% Floor)	8.68%		05/08/2028	2,845,813
7,855,000	Aveanna Healthcare LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%, 0.50% Floor)	11.39%		12/10/2029	4,713,000
5,436,188	Cengage Learning, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.75%, 1.00% Floor)	7.81%		07/14/2026	4,901,919

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,905,425	Clydesdale Acquisition Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.18%, 0.50% Floor)	8.60%		04/13/2029	1,819,443
2,003,625	Connect US Finco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	7.89%		12/11/2026	1,984,631
1,768,568	Cross Financial Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.75% Floor)	8.44%		09/15/2027	1,744,993
1,645,000	Delta Topco, Inc., Senior Secured Second Lien Term Loan (3 Month Secured Overnight Financing Rate + 7.25%, 0.75% Floor)	11.65%		12/01/2028	1,309,831
835,000	DexKo Global (3 Month Secured Overnight Financing Rate + 6.50%, 0.50% Floor)	0.11%		10/04/2028	780,725
2,425,000	DG Investment Intermediate Holdings, Inc., Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 6.75%, 0.75% Floor)	11.07%		03/30/2029	2,154,200
1,568,722	DirectTV Financing LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 0.75% Floor)	9.38%		08/02/2027	1,530,650
280,994	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	7.92%		04/06/2026	268,569
522,649	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%)	7.92%		04/06/2026	499,538
2,794,641	Eisner Advisory Group LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.25%, 0.75% Floor)	9.69%		07/28/2028	2,654,908
197,368	Element Materials Technology Group, Inc. (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	8.93%		06/22/2029	193,339
427,632	Element Materials Technology Group, Inc. (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	8.93%		06/22/2029	418,901
1,359,339	EnergySolutions LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	8.48%		05/09/2025	1,270,132
3,373,500	Flynn Canada Ltd., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 0.50% Floor)	8.63%		07/21/2028	2,951,813
1,916,507	Foresight Energy LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 8.00%, 1.50% Floor)	12.73	% (c)	06/30/2027	1,916,507
1,047,624	Getty Images, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	8.94%		02/19/2026	1,046,969
694,422	GIP II Blue Holding LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%, 1.00% Floor)	9.23%		09/29/2028	689,575
7,496,754	Grab Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 1.00% Floor)	8.89%		01/29/2026	7,421,786
3,844,934	Granite US Holdings Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	8.75%		09/30/2026	3,847,337
3,693,692	Greystone Select Financial LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%, 0.75% Floor)	9.23%		06/16/2028	3,564,413
2,948,125	Groupe Solmax, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.75% Floor)	9.48%		05/30/2028	2,461,684
7,250,123	Gulf Finance LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 6.75%, 1.00% Floor)	10.97%		08/25/2026	6,863,438
7,396,000	Hyland Software, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.25%, 0.75% Floor)	10.63%		07/07/2025	7,033,596
1,098,275	ION Trading Technologies SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%)	8.42%		03/31/2028	1,044,536
720,875	Jo-Ann Stores LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.75% Floor)	9.08%		07/07/2028	494,401
1,776,300	Keane Group Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	7.94%		05/26/2025	1,746,698

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
4,655,000	Kenan Advantage Group, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.25%, 0.75% Floor)	11.63%	09/01/2027	4,321,399
1,025,000	LaserShip, Inc., Senior Secured Second Lien Term Loan (6 Month LIBOR USD + 7.50%, 0.75% Floor)	12.23%	04/30/2029	625,250
708,832	Lealand Finance Company B.V., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.00%)	5.38%	06/30/2025	380,490
52,939	Lealand Finance Company B.V., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	7.07%	06/30/2024	34,411
1,121,458	Lereta LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.25%, 0.75% Floor)	9.63%	07/27/2028	986,883
360,539	Longview Power LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 10.00% + 5.00% PIK)	14.39%	07/31/2025	355,131
1,589,875	LSF9 Atlantis Holdings LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 7.25%, 0.75% Floor)	11.83%	03/31/2029	1,548,936
2,205,000	MedAssets Software Intermediate Holdings, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%, 0.50% Floor)	11.13%	12/17/2029	1,695,777
6,337,653	Milano Acquisition Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	8.73%	10/01/2027	5,965,316
778,500	Mileage Plus Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.25%, 1.00% Floor)	10.00%	06/21/2027	802,147
3,816,312	Minotaur Acquisition, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.75%)	9.17%	03/27/2026	3,658,890
1,920,000	Mitchell International, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 6.50%, 0.50% Floor)	11.23%	10/15/2029	1,604,400
2,920,000	MLN US HoldCo LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 8.75%)	12.50%	11/30/2026	615,813
905,000	NEP Group, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%)	11.38%	10/19/2026	677,619
1,053,950	OYO Hospitality Netherlands B.V., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 8.25%, 0.75% Floor)	12.98%	06/23/2026	923,524
5,895,000	PetVet Care Centers LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.25%)	10.63%	02/13/2026	5,445,506
687,750	Potters Borrower LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	8.73%	12/14/2027	675,714
2,266,724	Prairie ECI Acquiror LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	9.13%	03/11/2026	2,209,421
2,860,000	Pretium PKG Holdings, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 6.75%, 0.50% Floor)	11.48%	09/30/2029	1,783,939
255,700	Rentpath, Inc., Senior Secured First Lien Term Loan (Prime Rate + 0.00%)	3.25%	04/25/2024	3,835
3,173,122	Riverbed Technology, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 6.00%, 1.00% Floor) (1 Month LIBOR USD + 6.00% + 2.00% PIK)	10.54%	12/07/2026	1,371,582
1,351,724	Skillsoft Finance, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.25%, 0.75% Floor)	9.58%	07/14/2028	1,134,461
3,771,145	Sound Inpatient Physicians, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%)	11.13%	06/26/2026	2,981,580
2,166,384	The Edelman Financial Engines Centre LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.75% Floor)	7.88%	04/07/2028	2,027,194
4,200,000	The Edelman Financial Engines Centre LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%)	11.13%	07/20/2026	3,797,619
1,772,100	Think & Learn Private Limited, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 6.00%, 0.75% Floor)	10.70%	11/24/2026	1,429,066

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
493,779	Travel Leaders Group LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	8.38%		01/25/2024	453,968
4,915,278	Travelport Finance (Luxembourg) SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 1.50%, 1.00% Floor)	5.17%		02/28/2025	4,932,604
860,000	UKG, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 5.25%, 0.50% Floor)	9.00%		05/03/2027	793,565
4,000,000	Vantage Specialty Chemicals, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 8.25%, 1.00% Floor)	12.98%		10/27/2025	3,717,500
1,433,052	Verscend Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	8.38%		08/27/2025	1,426,783
2,809,438	Viad Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 0.50% Floor)	9.38%		07/31/2028	2,664,583
1,530,000	VT Topco, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 6.75%, 0.75% Floor) (1 Month LIBOR USD + 6.75%, 0.75% Floor)	10.82%		07/31/2026	1,468,800
2,902,500	WaterBridge Midstream Operating LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 5.75%, 1.00% Floor)	9.13%		06/22/2026	2,797,734
490,000	WWEX UNI TopCo Holdings LLC, Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.00%, 0.75% Floor)	11.73%		07/26/2029	410,681

Total Bank Loans (Cost $187,866,012)					166,781,721

Collateralized Loan Obligations - 14.3%
3,000,000	Apidos, Series 2016-24A-DR (3 Month LIBOR USD + 5.80%, 0.00% Floor)	10.04	% (a)	10/20/2030	2,524,488
2,500,000	Atrium Corporation, Series 15A-E (3 Month LIBOR USD + 5.85%, 5.85% Floor)	10.17	% (a)	01/23/2031	2,277,636
3,000,000	Bain Capital Credit Ltd., Series 2017-2A-ER2 (3 Month LIBOR USD + 6.86%, 6.86% Floor)	11.22	% (a)	07/25/2034	2,580,229
2,250,000	Barings Ltd., Series 2015-2A-ER (3 Month LIBOR USD + 6.45%, 0.00% Floor)	10.69	% (a)	10/20/2030	1,897,763
1,500,000	Barings Ltd., Series 2018-4A-E (3 Month LIBOR USD + 5.82%, 5.82% Floor)	9.90	% (a)	10/15/2030	1,254,967
5,000,000	Barings Ltd., Series 2019-2A-DR (3 Month LIBOR USD + 6.78%, 6.78% Floor)	10.86	% (a)	04/15/2036	4,318,186
1,000,000	Barings Ltd., Series 2020-1A-ER (3 Month LIBOR USD + 6.65%, 6.65% Floor)	10.73	% (a)	10/15/2036	883,315
2,500,000	Canyon Capital Ltd., Series 2016-1A-ER (3 Month LIBOR USD + 5.75%, 0.00% Floor)	9.83	% (a)	07/15/2031	1,962,528
6,650,000	Canyon Capital Ltd., Series 2017-1A-E (3 Month LIBOR USD + 6.25%, 0.00% Floor)	10.33	% (a)	07/15/2030	5,557,213
2,500,000	Canyon Capital Ltd., Series 2018-1A-E (3 Month LIBOR USD + 5.75%, 5.75% Floor)	9.83	% (a)	07/15/2031	1,953,594
1,000,000	Canyon Capital Ltd., Series 2021-1A-E (3 Month LIBOR USD + 6.41%, 6.41% Floor)	10.49	% (a)	04/15/2034	854,286
6,000,000	Canyon Capital Ltd., Series 2021-2A-E (3 Month LIBOR USD + 6.70%, 6.70% Floor)	10.78	% (a)	04/15/2034	5,068,120
2,000,000	Carlyle Global Market Strategies Ltd., Series 2013-3A-DR (3 Month LIBOR USD + 5.50%, 0.00% Floor)	9.58	% (a)	10/15/2030	1,596,853
3,000,000	Carlyle Global Market Strategies Ltd., Series 2019-1A-D (3 Month LIBOR USD + 6.70%, 6.70% Floor)	10.94	% (a)	04/20/2031	2,548,532
1,500,000	Carlyle Global Market Strategies Ltd., Series 2021-1A-D (3 Month LIBOR USD + 6.00%, 6.00% Floor)	10.08	% (a)	04/15/2034	1,308,693
1,500,000	Chenango Park Ltd., Series 2018-1A-D (3 Month LIBOR USD + 5.80%, 5.80% Floor)	9.88	% (a)	04/15/2030	1,207,809

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
750,000	CIFC Funding Ltd., Series 2013-1A-DR (3 Month LIBOR USD + 6.65%, 0.00% Floor)	10.73	% (a)	07/16/2030	629,133
2,500,000	Dryden Ltd., Series 2018-55A-F (3 Month LIBOR USD + 7.20%, 0.00% Floor)	11.28	% (a)(c)	04/15/2031	1,925,194
3,250,000	Dryden Ltd., Series 2019-68A-ER (3 Month LIBOR USD + 6.75%, 6.75% Floor)	10.83	% (a)	07/15/2035	2,744,276
3,000,000	Dryden Senior Loan Fund, Series 2015-37A-ER (3 Month LIBOR USD + 5.15%, 5.15% Floor)	9.23	% (a)	01/15/2031	2,401,063
1,250,000	Galaxy Ltd., Series 2017-24A-E (3 Month LIBOR USD + 5.50%, 0.00% Floor)	9.58	% (a)	01/15/2031	1,061,884
1,139,351	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-D (3 Month LIBOR USD + 5.00%, 0.00% Floor)	9.37	% (a)	04/28/2025	272,254
1,271,031	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-E (3 Month LIBOR USD + 5.75%, 0.00% Floor)	10.12	% (a)(c)	04/28/2025	254
1,500,000	Highbridge Loan Management Ltd., Series 13A-18-E (3 Month LIBOR USD + 5.50%, 5.50% Floor)	9.58	% (a)	10/15/2030	1,263,957
3,500,000	LCM LP, Series 14A-FR (3 Month LIBOR USD + 7.61%, 0.00% Floor)	11.85	% (a)	07/20/2031	2,531,684
5,000,000	LCM LP, Series 17A-ER (3 Month LIBOR USD + 6.00%, 6.00% Floor)	10.08	% (a)	10/15/2031	3,773,271
6,500,000	LCM LP, Series 26A-E (3 Month LIBOR USD + 5.30%, 5.30% Floor)	9.54	% (a)	01/20/2031	4,953,506
2,000,000	LCM LP, Series 28A-E (3 Month LIBOR USD + 5.75%, 5.75% Floor)	9.99	% (a)	10/20/2030	1,543,487
11,000,000	Madison Park Funding Ltd., Series 2014-14A-ER (3 Month LIBOR USD + 5.80%, 5.80% Floor)	10.12	% (a)	10/22/2030	9,544,059
7,100,000	Madison Park Funding Ltd., Series 2015-18A-ER (3 Month LIBOR USD + 6.35%, 0.00% Floor)	10.63	% (a)	10/21/2030	6,390,263
3,000,000	Madison Park Funding Ltd., Series 2017-25A-D (3 Month LIBOR USD + 6.10%, 0.00% Floor)	10.46	% (a)	04/25/2029	2,730,440
500,000	Madison Park Funding Ltd., Series 2017-26A-ER (3 Month LIBOR USD + 6.50%, 0.00% Floor)	10.91	% (a)	07/29/2030	460,678
6,500,000	Madison Park Funding Ltd., Series 2018-1A-E (3 Month LIBOR USD + 5.75%, 5.75% Floor)	9.83	% (a)	10/15/2031	5,269,427
1,000,000	Madison Park Funding Ltd., Series 2019-34A-ER (3 Month LIBOR USD + 6.65%, 6.65% Floor)	11.01	% (a)	04/25/2032	924,199
2,000,000	Madison Park Funding Ltd., Series 2019-37A-ER (3 Month LIBOR USD + 6.15%, 6.15% Floor)	10.23	% (a)	07/15/2033	1,829,493
2,750,000	Madison Park Funding Ltd., Series 2021-52A-E (3 Month LIBOR USD + 6.50%, 6.50% Floor)	10.82	% (a)	01/22/2035	2,402,402
2,500,000	Magnetite Ltd., Series 2019-22A-ER (3 Month LIBOR USD + 6.35%, 6.35% Floor)	10.43	% (a)	04/15/2031	2,307,989
500,000	Magnetite Ltd., Series 2020-26A-ER (3 Month LIBOR USD + 5.95%, 5.95% Floor)	10.31	% (a)	07/25/2034	445,955
2,000,000	Neuberger Berman Loan Advisers Ltd., Series 2017-16SA-ER (3 Month LIBOR USD + 6.25%, 6.25% Floor)	10.33	% (a)	04/15/2034	1,709,218
1,000,000	Neuberger Berman Loan Advisers Ltd., Series 2019-31A-ER (3 Month LIBOR USD + 6.50%, 6.50% Floor)	10.74	% (a)	04/20/2031	917,607
1,750,000	Neuberger Berman Loan Advisers Ltd., Series 2019-32A-ER (3 Month LIBOR USD + 6.10%, 6.10% Floor)	10.33	% (a)	01/20/2032	1,580,018
2,250,000	Neuberger Berman Loan Advisers Ltd., Series 2019-33A-ER (3 Month LIBOR USD + 6.25%, 6.25% Floor)	10.33	% (a)	10/16/2033	2,036,540
2,000,000	Newark BSL Ltd., Series 2017-1A-D (3 Month LIBOR USD + 6.30%, 0.00% Floor)	10.66	% (a)	07/25/2030	1,660,541

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
5,000,000	Octagon Investment Partners Ltd., Series 2012-1A-DR (3 Month LIBOR USD + 7.15%, 0.00% Floor)	11.23	% (a)	07/15/2029	4,193,888
8,750,000	Octagon Investment Partners Ltd., Series 2013-1A-ER (3 Month LIBOR USD + 5.75%, 5.75% Floor)	9.83	% (a)	07/17/2030	7,008,544
5,460,000	Octagon Investment Partners Ltd., Series 2013-1A-ER (3 Month LIBOR USD + 7.00%, 0.00% Floor)	11.23	% (a)	07/19/2030	4,853,387
2,500,000	Octagon Investment Partners Ltd., Series 2014-1A-DRR (3 Month LIBOR USD + 7.00%, 7.00% Floor)	11.65	% (a)	02/14/2031	2,222,242
3,000,000	Octagon Investment Partners Ltd., Series 2016-1A-ER (3 Month LIBOR USD + 7.25%, 0.00% Floor)	11.57	% (a)	01/24/2033	2,657,974
2,000,000	Octagon Investment Partners Ltd., Series 2016-1A-FR (3 Month LIBOR USD + 8.09%, 8.09% Floor)	12.17	% (a)	07/15/2030	1,562,750
4,000,000	Octagon Investment Partners Ltd., Series 2017-1A-D (3 Month LIBOR USD + 6.20%, 0.00% Floor)	10.44	% (a)	03/17/2030	3,118,399
500,000	Octagon Investment Partners Ltd., Series 2019-1A-DR (3 Month LIBOR USD + 3.25%, 3.25% Floor)	7.33	% (a)	10/15/2034	455,039
2,000,000	Octagon Investment Partners Ltd., Series 2019-3A-ER (3 Month LIBOR USD + 6.75%, 6.75% Floor)	10.83	% (a)	07/15/2034	1,751,668
1,000,000	Octagon Investment Partners Ltd., Series 2019-4A-E (3 Month LIBOR USD + 6.80%, 6.80% Floor)	11.45	% (a)	05/12/2031	858,110
1,000,000	Octagon Investment Partners Ltd., Series 2020-2A-ER (3 Month LIBOR USD + 6.60%, 6.60% Floor)	10.68	% (a)	07/15/2036	830,454
500,000	Point Au Roche Park Ltd., Series 2021-1A-E (3 Month LIBOR USD + 6.10%, 6.10% Floor)	10.34	% (a)	07/20/2034	431,431
3,000,000	RR Ltd., Series 2017-2A-DR (3 Month LIBOR USD + 5.80%, 5.80% Floor)	9.88	% (a)	04/15/2036	2,623,262
2,400,000	Sound Point Ltd., Series 2019-2A-ER (3 Month LIBOR USD + 6.47%, 6.47% Floor)	10.55	% (a)	07/15/2034	1,902,728
500,000	Sound Point Ltd., Series 2020-2A-ER (3 Month LIBOR USD + 6.56%, 6.56% Floor)	10.92	% (a)	10/25/2034	406,676
2,000,000	Sound Point Ltd., Series 2021-3A-E (3 Month LIBOR USD + 6.61%, 6.61% Floor)	10.97	% (a)	10/25/2034	1,621,752
7,500,000	Steward Park Ltd., Series 2015-1A-ER (3 Month LIBOR USD + 5.28%, 5.28% Floor)	9.36	% (a)	01/15/2030	5,935,127
2,000,000	THL Credit Wind River Ltd., Series 2013-2A-E1R (3 Month LIBOR USD + 6.75%, 0.00% Floor)	10.94	% (a)	10/18/2030	1,620,638
3,500,000	THL Credit Wind River Ltd., Series 2014-2A-ER (3 Month LIBOR USD + 5.75%, 5.75% Floor)	9.83	% (a)	01/15/2031	2,791,826
2,000,000	THL Credit Wind River Ltd., Series 2014-3A-ER2 (3 Month LIBOR USD + 6.22%, 6.22% Floor)	10.54	% (a)	10/22/2031	1,565,581
5,000,000	THL Credit Wind River Ltd., Series 2017-1A-ER (3 Month LIBOR USD + 7.06%, 7.06% Floor)	11.25	% (a)	04/18/2036	4,063,471
3,000,000	THL Credit Wind River Ltd., Series 2017-3A-ER (3 Month LIBOR USD + 7.05%, 7.05% Floor)	11.13	% (a)	04/15/2035	2,574,594
1,000,000	THL Credit Wind River Ltd., Series 2018-1A-E (3 Month LIBOR USD + 5.50%, 0.00% Floor)	9.58	% (a)	07/15/2030	816,693
1,000,000	THL Credit Wind River Ltd., Series 2018-2A-E (3 Month LIBOR USD + 5.75%, 0.00% Floor)	9.83	% (a)	07/15/2030	797,994
7,200,000	Venture Ltd., Series 2016-24A-E (3 Month LIBOR USD + 6.72%, 0.00% Floor)	10.96	% (a)	10/20/2028	6,014,055
5,000,000	Venture Ltd., Series 2017-26A-E (3 Month LIBOR USD + 6.80%, 0.00% Floor)	11.04	% (a)	01/20/2029	3,552,818
4,000,000	Venture Ltd., Series 2017-27A-E (3 Month LIBOR USD + 6.35%, 0.00% Floor)	10.59	% (a)	07/20/2030	2,953,438

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,500,000	Voya Ltd., Series 2017-1A-D (3 Month LIBOR USD + 6.10%, 0.00% Floor)	10.18	% (a)	04/17/2030	1,182,830
1,000,000	Voya Ltd., Series 2018-2A-E (3 Month LIBOR USD + 5.25%, 5.25% Floor)	9.33	% (a)	07/15/2031	800,797
1,000,000	Voya Ltd., Series 2018-2A-F (3 Month LIBOR USD + 7.29%, 7.29% Floor)	11.37	% (a)	07/15/2031	757,286

Total Collateralized Loan Obligations (Cost $209,344,970)					173,028,456

Foreign Corporate Bonds - 47.3%
10,404,000	ABM Investama Tbk PT	9.50	% (a)	08/05/2026	9,289,922
10,600,000	Agile Group Holdings Ltd. (5 Year CMT Rate + 11.08%)	7.75	% (g)	05/25/2025	2,684,654
2,000,000	AI Candelaria Spain S.A.	5.75	% (a)	06/15/2033	1,524,160
18,750,000	AI Candelaria Spain S.A.	5.75%		06/15/2033	14,289,000
10,000,000	Air Canada Class C Pass Through Trust	10.50	% (a)	07/15/2026	10,201,318
2,800,000	Alibaba Group Holding Ltd.	3.15%		02/09/2051	1,749,492
1,500,000	Alibaba Group Holding Ltd.	3.25%		02/09/2061	903,545
376,662	Alpha Holdings S.A. de C.V.	10.00	% (a)(c)(d)	12/19/2024	—
14,407,320	Alpha Holdings S.A. de C.V.	10.00	% (c)(d)	12/19/2024	—
12,208,365	Alpha Holdings S.A. de C.V.	9.00	% (a)(c)(d)	02/10/2025	—
5,939,205	Alpha Holdings S.A. de C.V.	9.00	% (c)(d)	02/10/2025	—
6,000,000	AMS AG	7.00	% (a)(m)	07/31/2025	5,655,630
2,500,000	Aris Mining Corporation	6.88%		08/09/2026	1,963,775
8,336,000	Banco Davivienda S.A. (10 Year CMT Rate + 5.10%)	6.65	% (g)	04/22/2031	6,439,560
8,805,000	Banco GNB Sudameris S.A. (5 Year CMT Rate + 6.66%)	7.50%		04/16/2031	6,405,765
16,800,000	Banco GNB Sudameris S.A. (5 Year CMT Rate + 6.66%)	7.50	% (a)	04/16/2031	12,222,243
3,000,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.03%)	6.63	% (a)(g)	01/24/2032	2,489,462
20,000,000	Braskem Idesa SAPI	6.99%		02/20/2032	14,314,269
17,700,000	Braskem Idesa SAPI	6.99	% (a)	02/20/2032	12,668,128
18,500,000	BRF S.A.	5.75%		09/21/2050	13,233,790
1,958,000	Calfrac Holdings LP	10.88	% (a)	03/15/2026	1,784,688
5,950,000	Central China Real Estate Ltd.	7.25%		07/16/2024	1,730,431
13,700,000	Central China Real Estate Ltd.	7.25%		08/13/2024	3,909,987
6,547,775	CFG Investment S.A.C	10.00	% (a)	11/07/2032	4,714,398
4,413,196	CFG Investment S.A.C	13.98	% (c)(e)	05/08/2033	4,589,724
2,800,000	Connect Finco LLC	6.75	% (a)	10/01/2026	2,600,695
13,200,000	Coruripe Netherlands B.V.	10.00%		02/10/2027	10,593,000
9,150,000	Credito Real S.A.B. de C.V. (5 Year CMT Rate + 7.03%)	9.13	% (a)(d)(g)	11/29/2027	71,004
17,286,000	Credito Real S.A.B. de C.V. (5 Year CMT Rate + 7.03%)	9.13	% (d)(g)	11/29/2027	134,139
4,406,000	Credivalores-Crediservicios SAS	8.88%		02/07/2025	1,047,367
12,550,000	Credivalores-Crediservicios SAS	8.88	% (a)	02/07/2025	2,983,307
16,748,352	Digicel Group Holdings Ltd. (5.00% + 3.00% PIK)	8.00	% (a)	04/01/2025	4,566,011
4,184,086	Digicel Group Holdings Ltd. (7.00% PIK)	7.00	% (a)(g)	01/17/2023	402,718
6,500,000	Ecopetrol S.A.	5.88%		05/28/2045	4,539,818
25,000,000	Ecopetrol S.A.	5.88%		11/02/2051	16,849,806
3,695,799	FEL Energy SARL	5.75%		12/01/2040	3,168,058
17,011,000	Frigorifico Concepcion S.A.	7.70	% (a)	07/21/2028	13,758,412
4,260,000	Frigorifico Concepcion S.A.	7.70%		07/21/2028	3,445,467

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
6,139,000	Frontera Energy Corporation	7.88	% (a)	06/21/2028	5,107,151
3,200,000	Gajah Tunggal Tbk PT	8.95%		06/23/2026	2,464,000
4,205,000	Garda World Security Corporation	6.00	% (a)(m)	06/01/2029	3,422,233
16,000,000	Gran Tierra Energy, Inc.	7.75	% (a)	05/23/2027	12,986,185
9,000,000	Gran Tierra Energy, Inc.	7.75%		05/23/2027	7,304,729
19,474,000	Guacolda Energia S.A.	4.56%		04/30/2025	5,744,830
16,511,000	Instituto Costarricense de Electricidad	6.38%		05/15/2043	13,132,209
4,445,000	Instituto Costarricense de Electricidad	6.38	% (a)(m)	05/15/2043	3,535,381
5,600,000	Interpipe Holdings PLC	8.38	% (a)	05/13/2026	2,298,912
5,925,566	Invepar Holdings	0.00	% (c)(d)	12/30/2028	—
9,652,300	Kawasan Industri Jababeka Tbk PT	7.00	% (a)	12/15/2027	5,936,164
2,600,000	Kronos Acquisition Holdings, Inc.	7.00	% (a)(m)	12/31/2027	2,141,750
15,000,000	MC Brazil Downstream Trading SARL	7.25%		06/30/2031	12,398,369
6,300,000	Metinvest B.V.	7.75%		10/17/2029	3,197,250
17,360,000	Mexarrend SAPI de C.V.	10.25	% (a)	07/24/2024	4,017,956
7,600,000	Mexarrend SAPI de C.V.	10.25%		07/24/2024	1,759,013
21,000,000	Mexico City Airport Trust	5.50%		07/31/2047	16,219,245
4,658,000	Movida Europe S.A.	5.25%		02/08/2031	3,498,593
8,200,000	NGD Holdings B.V.	6.75%		12/31/2026	3,862,200
22,000,000	OCP S.A.	5.13%		06/23/2051	16,783,470
23,000,000	Oi S.A. (8.00% + 4.00% PIK)	10.00%		07/27/2025	3,974,430
14,325,000	Operadora de Servicios Mega S.A. de C.V.	8.25	% (a)	02/11/2025	7,205,761
7,665,000	Operadora de Servicios Mega S.A. de C.V.	8.25%		02/11/2025	3,855,648
7,550,000	Pampa Energia S.A.	9.13%		04/15/2029	6,944,464
800,000	Pampa Energia S.A.	9.13	% (a)	04/15/2029	735,837
28,100,000	Petrobras Global Finance B.V.	5.50	% (m)	06/10/2051	21,582,677
29,500,000	Petroleos del Peru S.A.	5.63%		06/19/2047	19,346,838
17,200,000	Petroleos Mexicanos	6.38%		01/23/2045	10,690,744
10,200,000	Petroleos Mexicanos	6.75%		09/21/2047	6,530,894
10,500,000	Prime Energia S.p.A.	5.38%		12/30/2030	7,365,318
2,200,000	RKI Overseas Finance Ltd.	7.00	% (g)	06/23/2023	1,035,496
17,796,000	RKP Overseas Finance Ltd.	7.95	% (g)	02/17/2023	8,347,561
5,000,000	RKPF Overseas Ltd. (5 Year CMT Rate + 6.00%)	7.75	% (g)	11/18/2024	2,356,466
19,350,000	Ronshine China Holdings Ltd.	7.35	% (d)	12/15/2023	1,369,012
2,650,000	Ronshine China Holdings Ltd.	6.75	% (d)	08/05/2024	224,060
21,008,000	Sappi Papier Holding GMBH	7.50	% (a)	06/15/2032	19,064,760
7,500,000	Sappi Papier Holding GMBH	7.50%		06/15/2032	6,806,250
12,232,745	SCC Power PLC (4.00% + 4.00% PIK)	8.00	% (a)	12/31/2028	4,354,857
6,626,069	SCC Power PLC (4.00% or 4.00% PIK)	4.00	% (a)	05/17/2032	263,922
1,330,000	Seaspan Corporation	5.50	% (a)	08/01/2029	1,009,643
5,400,000	SierraCol Energy Andina LLC	6.00	% (a)	06/15/2028	4,244,694
11,103,000	SierraCol Energy Andina LLC	6.00%		06/15/2028	8,727,563
5,260,000	Telecommunications Services of Trinidad & Tobago Ltd.	8.88%		10/18/2029	4,660,439
7,900,000	Telesat LLC	5.63	% (a)	12/06/2026	3,644,055
4,200,000	Tencent Holdings Ltd.	3.24%		06/03/2050	2,663,062
3,021,000	Tervita Corporation	11.00	% (a)	12/01/2025	3,263,658

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
4,229,000	Thaioil Treasury Center Company Ltd.	3.75	% (m)	06/18/2050	2,632,593
10,700,000	Theta Capital Pte Ltd.	6.75%		10/31/2026	6,957,140
4,600,000	Tongyang Life Insurance Company Ltd. (5 Year CMT Rate + 4.98%)	5.25	% (g)	09/22/2025	3,703,000
20,000,000	Tullow Oil PLC	10.25	% (a)	05/15/2026	16,076,400
11,000,000	Unifin Financiera S.A.B. de C.V. (5 Year CMT Rate + 6.31%)	8.88	% (a)(d)(g)	01/29/2025	85,800
24,000,000	Unifin Financiera S.A.B. de C.V. (5 Year CMT Rate + 6.31%)	8.88	% (d)(g)	01/29/2025	187,200
13,483,000	UPL Corporation Ltd. (5 Year CMT Rate + 3.87%)	5.25	% (g)	02/27/2025	9,438,100
13,000,000	Vedanta Resources Finance PLC	9.25	% (a)	04/23/2026	8,441,228
20,000,000	Vedanta Resources Finance PLC	9.25	% (m)	04/23/2026	12,986,505
500,000	Vedanta Resources Ltd.	6.13%		08/09/2024	316,266
1,700,000	VTR Comunicaciones SpA	4.38%		04/15/2029	998,164
2,587,000	VTR Finance NV	6.38%		07/15/2028	1,003,228
8,000,000	YPF Energia Electrica S.A.	10.00	% (a)	07/25/2026	6,955,571
5,000,000	YPF S.A.	8.50%		06/27/2029	3,766,026
850,000	YPF S.A.	8.50	% (a)	06/27/2029	640,224
22,407,000	YPF S.A.	7.00%		12/15/2047	13,474,081
12,000,000	Yuzhou Group Holdings Company Ltd.	8.30	% (d)	05/27/2025	1,173,480
10,700,000	Yuzhou Group Holdings Company Ltd.	7.38	% (d)	01/13/2026	1,042,287

Total Foreign Corporate Bonds (Cost $947,052,395)					572,878,785

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 6.4%
32,000,000	Brazilian Government International Bond	4.75	% (m)	01/14/2050	22,522,106
500,000	Colombia Government International Bond	4.13%		02/22/2042	314,412
16,000,000	Colombia Government International Bond	5.00%		06/15/2045	10,944,894
6,300,000	Colombia Government International Bond	5.20%		05/15/2049	4,314,466
12,000,000	Colombia Government International Bond	4.13%		05/15/2051	7,222,068
2,500,000	Dominican Republic International Bond	5.30	% (m)	01/21/2041	1,938,434
10,750,000	Dominican Republic International Bond	5.88	% (m)	01/30/2060	7,924,579
8,000,000	Mexico Government International Bond	3.77%		05/24/2061	5,082,237
4,500,000	Panama Government International Bond	3.87%		07/23/2060	2,917,732
13,000,000	Republic of South Africa Government Bond	5.65%		09/27/2047	9,600,097
5,150,000	Ukraine Government International Bond	9.75	% (d)	11/01/2030	1,067,183
17,600,000	Ukraine Government International Bond	7.25	% (d)	03/15/2035	3,330,677

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $111,466,160)					77,178,885

Non-Agency Commercial Mortgage Backed Obligations - 17.9%
13,000,000	Alen Mortgage Trust, Series 2021-ACEN-F (1 Month LIBOR USD + 5.00%, 5.00% Floor)	9.32	% (a)(o)	04/15/2034	8,677,178
6,325,000	Beast Mortgage Trust, Series 2021-1818-G (1 Month LIBOR USD + 6.00%, 6.25% Floor)	10.32	% (a)	03/15/2036	4,737,320
121,775,000	Benchmark Mortgage Trust, Series 2020-B18-AGNX	0.47	% (a)(e)(h)	07/15/2053	1,366,389
7,130,000	BSREP Commercial Mortgage Trust, Series 2021-DC-G (1 Month LIBOR USD + 3.85%, 3.85% Floor)	8.17	% (a)	08/15/2038	5,762,465
10,200,000	Cantor Commercial Real Estate Lending, Series 2019-CF2-SWX1	1.28	% (a)(e)(h)	11/15/2052	694,203
12,080,000	Cantor Commercial Real Estate Lending, Series 2019-CF2-SWX2	1.01	% (a)(e)(h)	11/15/2052	644,787
8,095,225	Carbon Capital Commercial Mortgage Trust, Series 2019-FL2-B (1 Month LIBOR USD + 2.85%, 2.85% Floor)	7.17	% (a)	10/15/2035	7,659,416

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
30,514,202	Citigroup Commercial Mortgage Trust, Series 2014-GC25-XG	1.20	% (a)(e)(h)	10/10/2047	518,662
4,484,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.42	% (a)(e)	02/10/2048	3,931,439
3,929,315	Commercial Mortgage Pass-Through Trust, Series 2014-UBS4-F	3.75	% (a)(c)	08/10/2047	671,795
6,740,765	Commercial Mortgage Pass-Through Trust, Series 2014-UBS4-G	3.75	% (a)(c)	08/10/2047	185,169
14,000	Commercial Mortgage Pass-Through Trust, Series 2014-UBS4-V	0.00	% (a)(c)(e)	08/10/2047	1
18,438,000	Commercial Mortgage Pass-Through Trust, Series 2015-CR26-XD	1.22	% (a)(e)(h)	10/10/2048	535,895
4,875,000	DOLP Trust, Series 2021-NYC-G	3.70	% (a)(e)	05/10/2041	2,899,152
1,984,389	FREMF Mortgage Trust, Series 2016-KF16-B (1 Month LIBOR USD + 6.64%, 0.00% Floor)	10.78	% (a)	03/25/2026	1,956,036
3,358,354	FREMF Mortgage Trust, Series 2016-KF23-B (1 Month LIBOR USD + 5.15%, 0.00% Floor)	9.29	% (a)	09/25/2023	3,331,711
2,033,929	FREMF Mortgage Trust, Series 2017-KF27-B (1 Month LIBOR USD + 4.35%, 4.35% Floor)	8.49	% (a)	12/25/2026	1,984,598
8,867,118	FREMF Mortgage Trust, Series 2018-KF56-C (1 Month LIBOR USD + 5.80%, 5.80% Floor)	9.94	% (a)	11/25/2028	8,137,935
18,028,637	FREMF Mortgage Trust, Series 2019-KF71-C (1 Month LIBOR USD + 6.00%, 6.00% Floor)	10.14	% (a)	10/25/2029	17,015,967
10,000,000	Great Wolf Trust, Series 2019-WOLF-F (1 Month LIBOR USD + 3.13%, 3.13% Floor)	7.45	% (a)	12/15/2036	9,398,838
8,000,000	GS Mortgage Securities Corporation Trust, Series 2021-ARDN-G (1 Month LIBOR USD + 5.00%, 5.00% Floor)	9.32	% (a)	11/15/2036	7,173,821
7,896,000	GS Mortgage Securities Corporation Trust, Series 2021-ARDN-H (1 Month LIBOR USD + 5.93%, 5.93% Floor)	10.25	% (a)(o)	11/15/2026	6,974,980
2,534,463	GS Mortgage Securities Trust, Series 2014-GC20-E	4.50	% (a)(c)(e)	04/10/2047	981,757
6,273,000	GS Mortgage Securities Trust, Series 2015-GC28-D	4.31	% (a)(e)	02/10/2048	5,495,392
44,234,657	JPMBB Commercial Mortgage Securities Trust, Series 2013-C14-XC	0.95	% (a)(e)(h)	08/15/2046	312,221
14,113,175	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-E	4.00	% (a)(c)(e)	04/15/2047	11,561,884
7,840,900	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-F	3.75	% (a)(c)(e)	04/15/2047	5,256,660
20,869,710	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-NR	3.75	% (a)(c)(e)	04/15/2047	1,736,786
33,206,911	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21-XD	0.74	% (a)(e)(h)	08/15/2047	312,593
1,600,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-D	3.87	% (a)(e)	01/15/2048	1,292,518
5,000,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-E	2.81	% (a)(c)(e)	02/15/2048	3,235,032
24,531,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-XE	1.50	% (a)(e)(h)	02/15/2048	635,444
2,379,000	LSTAR Commercial Mortgage Trust, Series 2017-5-C	4.67	% (a)(e)	03/10/2050	2,068,970
15,000,000	Med Trust, Series 2021-MDLN-G (1 Month LIBOR USD + 5.25%, 5.25% Floor)	9.57	% (a)(o)	11/15/2038	13,625,344
30,778,318	Morgan Stanley Capital Trust, Series 2016-UB11-XA	1.44	% (e)(h)	08/15/2049	1,252,400
11,453,000	Morgan Stanley Capital Trust, Series 2017-ASHF-G (1 Month LIBOR USD + 7.03%, 6.90% Floor)	11.34	% (a)	11/15/2034	10,156,566
3,357,000	Morgan Stanley Capital Trust, Series 2019-PLND-F (1 Month LIBOR USD + 2.80%, 2.80% Floor)	7.12	% (a)	05/15/2036	2,267,551
13,000,000	Morgan Stanley Capital Trust, Series 2019-PLND-G (1 Month LIBOR USD + 3.65%, 3.65% Floor)	7.97	% (a)	05/15/2036	8,524,961
5,000,000	Natixis Commercial Mortgage Securities Trust, Series 2022-JERI-G (Secured Overnight Financing Rate 1 Month + 7.46%, 7.46% Floor)	11.79	% (a)	01/15/2039	4,647,520
25,320,500	SMR Mortgage Trust, Series 2022-INDI-HRR (Secured Overnight Financing Rate 1 Month + 10.50%, 10.50% Floor)	14.84	% (c)	02/15/2039	22,805,086

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
7,458,000	UBS Commercial Mortgage Trust, Series 2017-C6-D	2.50	% (a)(e)	12/15/2050	4,792,060
4,870,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-E	3.25	% (a)(c)	08/15/2050	349,422
4,870,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-XC	1.58	% (a)(e)(h)	08/15/2050	94,597
6,362,564	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-XD	1.58	% (a)(e)(h)	08/15/2050	119,978
9,180,600	Wells Fargo Commercial Mortgage Trust, Series 2015-C29-F	4.22	% (a)(c)(e)	06/15/2048	6,117,520
38,738,262	Wells Fargo Commercial Mortgage Trust, Series 2015-C29-G	4.22	% (a)(c)(e)	06/15/2048	10,546,918
23,520,000	Wells Fargo Commercial Mortgage Trust, Series 2016-LC24-XEF	1.77	% (a)(e)(h)	10/15/2049	1,204,168
2,200,000	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1-D	3.25	% (a)	01/15/2060	1,592,898
78,812,214	WF-RBS Commercial Mortgage Trust, Series 2014-LC14-XC	1.76	% (a)(e)(h)	03/15/2047	1,410,605

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $272,746,574)					216,654,608

US Corporate Bonds - 22.8%
15,310,000	Air Methods Corporation	8.00	% (a)(d)	05/15/2025	834,931
3,770,000	Allied Universal Holdco LLC	9.75	% (a)	07/15/2027	3,288,005
1,695,000	Arconic Corporation	6.13	% (a)	02/15/2028	1,593,275
8,175,000	Artera Services LLC	9.03	% (a)	12/04/2025	6,823,427
4,038,000	ASP Unifrax Holdings, Inc.	7.50	% (a)	09/30/2029	2,568,168
5,215,000	BCPE Empire Holdings, Inc.	7.63	% (a)	05/01/2027	4,683,226
750,000	Boxer Parent Company, Inc.	7.13	% (a)	10/02/2025	730,569
5,800,000	Carnival Corporation	7.63	% (a)	03/01/2026	4,607,315
8,280,000	Castle US Holding Corporation	9.50	% (a)	02/15/2028	3,296,475
6,450,000	Cengage Learning, Inc.	9.50	% (a)(m)	06/15/2024	6,161,266
1,136,000	Clarios Global LP	6.75	% (a)	05/15/2025	1,140,284
6,440,000	Clarios Global LP	8.50	% (a)(m)	05/15/2027	6,301,904
5,110,000	Clear Channel Outdoor Holdings, Inc.	7.50	% (a)(m)	06/01/2029	3,761,701
4,665,000	Cobra AcquisitionCo LLC	6.38	% (a)	11/01/2029	2,758,414
1,680,000	Community Health Systems, Inc.	6.00	% (a)	01/15/2029	1,407,470
3,815,000	Constellation Merger Sub, Inc.	8.50	% (a)	09/15/2025	3,374,482
1,880,000	Coty, Inc.	6.50	% (a)(m)	04/15/2026	1,807,714
10,160,000	CSI Compressco LP	7.50	% (a)(m)	04/01/2025	9,515,652
7,695,000	CVR Nitrogen Finance Corporation	6.13	% (a)	06/15/2028	6,913,251
1,701,633	CWT Travel Group, Inc.	8.50	% (a)	11/19/2026	1,446,558
6,120,000	Dealer Tire LLC	8.00	% (a)	02/01/2028	5,394,495
3,160,000	DISH DBS Corporation	5.75	% (a)	12/01/2028	2,528,000
15,745,000	Embarq Corporation	8.00%		06/01/2036	7,356,143
3,080,000	Endo Luxembourg Finance Company SARL	6.13	% (a)	04/01/2029	2,342,259
8,335,000	Ferrellgas LP	5.88	% (a)	04/01/2029	6,865,706
1,375,000	Frontier Communications Holdings LLC	5.88	% (a)	10/15/2027	1,279,809
3,255,000	Full House Resorts, Inc.	8.25	% (a)(m)	02/15/2028	2,885,753
10,000,000	GTT Communications, Inc.	7.88	% (a)(d)	12/31/2024	230,180
3,615,000	H-Food Holdings LLC	8.50	% (a)	06/01/2026	2,102,412
1,325,000	Hightower Holding LLC	6.75	% (a)	04/15/2029	1,113,753
4,247,000	Illuminate Buyer LLC	9.00	% (a)	07/01/2028	3,562,602
4,000,000	IRB Holding Corporation	7.00	% (a)	06/15/2025	3,996,200
1,650,000	LD Holdings Group LLC	6.13	% (a)	04/01/2028	1,000,717
2,595,000	Lions Gate Capital Holdings LLC	5.50	% (a)(m)	04/15/2029	1,507,947
2,780,000	LogMeIn, Inc.	5.50	% (a)	09/01/2027	1,499,537

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
6,330,000	LSF9 Atlantis Holdings LLC	7.75	% (a)	02/15/2026	5,610,342
5,100,000	McGraw-Hill Education, Inc.	5.75	% (a)	08/01/2028	4,293,358
3,850,000	Metis Merger Sub LLC	6.50	% (a)(m)	05/15/2029	3,237,014
1,385,000	ModivCare, Inc.	5.88	% (a)	11/15/2025	1,302,754
5,425,000	Moss Creek Resources Holdings, Inc.	7.50	% (a)	01/15/2026	4,899,643
11,420,000	NGL Energy Operating LLC	7.50	% (a)	02/01/2026	10,188,025
1,295,000	NGL Energy Partners LP	7.50	% (m)	04/15/2026	992,654
550,000	Olympus Water US Holding Corporation	6.25	% (a)(m)	10/01/2029	418,278
7,455,000	Par Petroleum LLC	7.75	% (a)	12/15/2025	7,191,727
3,580,000	PECF USS Intermediate Holding Corporation	8.00	% (a)	11/15/2029	2,330,544
3,060,000	Premier Entertainment Sub LLC	5.88	% (a)	09/01/2031	2,168,622
13,815,470	Pyxus Holdings, Inc.	10.00%		08/24/2024	10,948,760
9,880,000	Radiology Partners, Inc.	9.25	% (a)(m)	02/01/2028	5,561,787
5,050,000	Realogy Group LLC	5.75	% (a)	01/15/2029	3,826,334
3,915,000	Rent-A-Center, Inc.	6.38	% (a)(m)	02/15/2029	3,172,122
200,000	Sabre Global, Inc.	9.25	% (a)	04/15/2025	199,575
6,630,000	Sabre Global, Inc.	7.38	% (a)	09/01/2025	6,382,668
4,220,000	SEG Holding LLC	5.63	% (a)	10/15/2028	3,979,544
8,340,000	SWF Escrow Issuer Corporation	6.50	% (a)	10/01/2029	4,843,455
1,500,000	Tallgrass Energy Partners LP	7.50	% (a)	10/01/2025	1,515,863
8,145,000	Team Health Holdings, Inc.	6.38	% (a)(m)	02/01/2025	4,706,344
5,300,000	TKC Holdings, Inc.	10.50	% (a)	05/15/2029	2,976,962
1,930,000	TMS International Corporation	6.25	% (a)	04/15/2029	1,385,171
5,975,000	Townsquare Media, Inc.	6.88	% (a)	02/01/2026	5,310,290
1,095,000	TransDigm, Inc.	8.00	% (a)	12/15/2025	1,113,604
3,000,000	Trident TPI Holdings, Inc.	9.25	% (a)	08/01/2024	2,872,084
5,070,000	Triton Water Holdings, Inc.	6.25	% (a)	04/01/2029	4,073,441
10,280,000	Triumph Group, Inc.	7.75	% (m)	08/15/2025	8,760,308
3,435,000	Uber Technologies, Inc.	8.00	% (a)	11/01/2026	3,453,795
5,525,000	Uber Technologies, Inc.	7.50	% (a)	09/15/2027	5,540,083
2,500,000	Unisys Corporation	6.88	% (a)	11/01/2027	1,923,250
9,485,000	United Natural Foods, Inc.	6.75	% (a)(m)	10/15/2028	9,128,649
5,005,000	Univision Communications, Inc.	6.63	% (a)	06/01/2027	4,839,510
1,605,000	Univision Communications, Inc.	7.38	% (a)	06/30/2030	1,535,841
2,110,000	Vibrantz Technologies, Inc.	9.00	% (a)(m)	02/15/2030	1,595,077
2,995,000	Viking Cruises Ltd.	13.00	% (a)	05/15/2025	3,164,628
5,205,000	WASH Multifamily Acquisition, Inc.	5.75	% (a)	04/15/2026	4,911,724
36,000	Weatherford International Ltd.	11.00	% (a)	12/01/2024	36,856
2,590,000	Weatherford International Ltd.	6.50	% (a)	09/15/2028	2,542,707
820,000	Weatherford International Ltd.	8.63	% (a)	04/30/2030	788,916
1,490,000	Wheel Pros, Inc.	6.50	% (a)	05/15/2029	528,950
6,210,000	XHR LP	6.38	% (a)	08/15/2025	5,980,495

Total US Corporate Bonds (Cost $367,066,911)					276,911,354

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $

US Government and Agency Mortgage Backed Obligations - 2.0%
5,168,133	Federal Home Loan Mortgage Corporation REMICS, Series 3631-SJ (-1 x 1 Month LIBOR USD + 6.24%, 0.00% Floor, 6.24% Cap)	1.92	% (h)(i)	02/15/2040	376,614
1,566,652	Federal Home Loan Mortgage Corporation REMICS, Series 3770-SP (-1 x 1 Month LIBOR USD + 6.50%, 0.00% Floor, 6.50% Cap)	2.18	% (h)(i)	11/15/2040	25,757
11,262,638	Federal Home Loan Mortgage Corporation REMICS, Series 3980-SX (-1 x 1 Month LIBOR USD + 6.50%, 0.00% Floor, 6.50% Cap)	2.18	% (h)(i)	01/15/2042	1,246,538
25,522,441	Federal Home Loan Mortgage Corporation REMICS, Series 5129-S (-1 x Secured Overnight Financing Rate 30 Day Average + 2.70%, 0.00% Floor, 2.70% Cap)	0.00	% (h)(i)	12/25/2044	246,761
54,285,917	Federal Home Loan Mortgage Corporation, Series 2021-P009-X	1.45	% (e)(h)	01/25/2031	2,884,298
2,542,351	Federal National Mortgage Association REMICS, Series 2006-83-SH (-1 x 1 Month LIBOR USD + 6.56%, 0.00% Floor, 6.56% Cap)	2.17	% (h)(i)	09/25/2036	175,900
8,697,956	Federal National Mortgage Association REMICS, Series 2010-123-SK (-1 x 1 Month LIBOR USD + 6.05%, 0.00% Floor, 6.05% Cap)	1.66	% (h)(i)	11/25/2040	778,839
6,182,164	Federal National Mortgage Association REMICS, Series 2012-60-SN (-1 x 1 Month LIBOR USD + 6.60%, 0.00% Floor, 6.60% Cap)	2.21	% (h)(i)	06/25/2042	570,367
10,812,367	Federal National Mortgage Association REMICS, Series 2019-46-SG (-1 x 1 Month LIBOR USD + 6.10%, 0.00% Floor, 6.10% Cap)	1.71	% (h)(i)	08/25/2049	861,256
45,018,412	Federal National Mortgage Association REMICS, Series 2021-17-SD (-1 x Secured Overnight Financing Rate 30 Day Average + 2.50%, 0.00% Floor, 2.50% Cap)	0.00	% (h)(i)	04/25/2051	436,575
9,552,907	Government National Mortgage Association, Series 2011-128-TS (-1 x 1 Month LIBOR USD + 6.05%, 0.00% Floor, 6.05% Cap)	1.72	% (h)(i)	05/16/2041	861,326
27,978,888	Government National Mortgage Association, Series 2015-64-SG (-1 x 1 Month LIBOR USD + 5.60%, 0.00% Floor, 5.60% Cap)	1.25	% (h)(i)	05/20/2045	2,052,996
4,106,479	Government National Mortgage Association, Series 2018-145-IA	4.00	% (h)	10/20/2045	391,202
4,554,513	Government National Mortgage Association, Series 2020-129-SE (-1 x 1 Month LIBOR USD + 3.75%, 0.00% Floor, 3.75% Cap)	0.00	% (h)(i)	09/20/2050	67,165
16,911,861	Government National Mortgage Association, Series 2020-146-SH (-1 x 1 Month LIBOR USD + 6.30%, 0.00% Floor, 6.30% Cap)	1.95	% (h)(i)	10/20/2050	1,793,477
6,395,904	Government National Mortgage Association, Series 2020-187-SB (-1 x 1 Month LIBOR USD + 6.30%, 0.00% Floor, 6.30% Cap)	1.95	% (h)(i)	12/20/2050	674,238
24,807,599	Government National Mortgage Association, Series 2020-47-SL (-1 x 1 Month LIBOR USD + 5.37%, 0.00% Floor, 5.37% Cap)	1.02	% (h)(i)	07/20/2044	1,557,491
13,500,443	Government National Mortgage Association, Series 2020-61-SU (-1 x 1 Month LIBOR USD + 5.60%, 0.00% Floor, 5.60% Cap)	1.27	% (h)(i)	07/16/2045	1,030,436
37,301,039	Government National Mortgage Association, Series 2021-107-SA (-1 x 1 Month LIBOR USD + 3.75%, 0.00% Floor, 3.75% Cap)	0.00	% (h)(i)	06/20/2051	1,428,115
20,982,149	Government National Mortgage Association, Series 2021-125-AS (-1 x Secured Overnight Financing Rate 30 Day Average + 3.25%, 0.00% Floor, 3.25% Cap)	0.00	% (h)(i)	07/20/2051	229,360
46,830,362	Government National Mortgage Association, Series 2021-139-SB (-1 x Secured Overnight Financing Rate 30 Day Average + 3.20%, 0.00% Floor, 3.20% Cap)	0.00	% (h)(i)	08/20/2051	992,499
48,843,031	Government National Mortgage Association, Series 2021-77-SG (-1 x 1 Month LIBOR USD + 3.75%, 0.00% Floor, 3.75% Cap)	0.00	% (h)(i)	05/20/2051	1,466,014
19,767,690	Government National Mortgage Association, Series 2021-7-IQ	2.50	% (h)	01/20/2051	2,600,764

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
42,596,710	Government National Mortgage Association, Series 2021-96-SG (-1 x Secured Overnight Financing Rate 30 Day Average + 3.20%, 0.00% Floor, 3.20% Cap)	0.00	% (h)(i)	06/20/2051	853,753
62,768,894	Government National Mortgage Association, Series 2021-97-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 2.60%, 0.00% Floor, 2.60% Cap)	0.00	% (h)(i)	06/20/2051	582,087
36,349,493	Government National Mortgage Association, Series 2021-97-SG (-1 x Secured Overnight Financing Rate 30 Day Average + 2.60%, 0.00% Floor, 2.60% Cap)	0.00	% (h)(i)	06/20/2051	233,418

Total US Government and Agency Mortgage Backed Obligations (Cost $68,906,152)					24,417,246

Common Stocks - 2.6%
51,725	ATD Holdings, Inc. (c)(j)(m)				3,491,438
288,460	Calfrac Well Services Ltd. (j)(m)				1,300,378
212,801	CFG Investment S.A.C (c)(j)				4,788,023
50,424	CWT Travel Holdings, Inc. (c)(j)				340,362
283,355	Foresight Equity (c)(j)				3,388,929
105,190	Intelsat Emergence S.A. (c)(j)				2,524,560
333,957	Legacy Backstop (c)(j)				4,889,131
26,458	Legacy Notes (c)(j)				387,345
183,948	Longview Equity (c)(j)				3,678,960
808,534	Petra Diamonds Ltd. (j)				928,608
59,296	Riverbed Technology (c)(j)				15,120
33,058	Summit Midstream Partners LP (j)				551,407
97,836	Weatherford International PLC (j)				4,981,809

Total Common Stocks (Cost $46,995,148)					31,266,070

Escrow Notes - 0.0% (p)
15,700,000	Alpha Holdings S.A. de C.V. (c)(j)				—
15,700,000	Alpha Holdings S.A. de C.V. (c)(j)				—
19,250,000	Alpha Holdings S.A. de C.V. (c)(j)				1
19,250,000	Alpha Holdings S.A. de C.V. (c)(j)				—
3,300,000	GCB Intelsat Jackson (a)(c)(j)				—
7,715,000	GCB Intelsat Jackson (a)(c)(j)				—

Total Escrow Notes (Cost $-)					1

Preferred Stocks - 0.0% (p)
27,516	Riverbed Technologies, Inc. (c)(j)				20,775

Total Preferred Stocks (Cost $586,574)					20,775

Rights - 0.0% (p)
11,016	Intelsat Jackson Holdings Ltd. - Series A (c)(j)				82,620
11,016	Intelsat Jackson Holdings Ltd. - Series B (c)(j)				74,358

Total Rights (Cost $-)					156,978

Warrants - 0.0% (p)
4,944,181	OAS S.A., Expiration 5/16/2039, Strike Price BRL 1.00 (c)(j)				1

Total Warrants (Cost $1)					1

Short Term Investments - 1.3%
5,345,750	BlackRock Liquidity Funds FedFund - Institutional Shares	4.01	% (k)		5,345,750

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
5,345,818	Fidelity Institutional Money Market Government Portfolio - Class I	4.06	% (k)		5,345,818
5,346,129	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	4.11	% (k)		5,346,129

Total Short Term Investments (Cost $16,037,697)					16,037,697

Total Investments - 130.1% (Cost $2,255,180,614) (n)					1,576,079,759
Liabilities in Excess of Other Assets - (30.1)%					(364,785,523)

NET ASSETS - 100.0%					$1,211,294,236

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(b)

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.

(c)	Value determined using significant unobservable inputs.

(d)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

(e)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(f)

Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of period end.

(g)	Perpetual maturity. The date disclosed is the next call date of the security.

(h)	Interest only security

(i)

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(j)	Non-income producing security

(k)	Seven-day yield as of period end

(l)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.

(m)	Security, or portion of security is on loan as of period end pursuant to the Liquidity Agreement.

(n)

Under the Fund’s Liquidity Agreement, the Lender, through their agent, have been granted a security interest in all of the Fund’s investments in consideration of the Fund’s borrowings under the line of credit with the Lender.

(o)	All or a portion of this security has been pledged as collateral.

BRL	Brazilian Real

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Foreign Corporate Bonds	47.3%
US Corporate Bonds	22.8%
Non-Agency Commercial Mortgage Backed Obligations	17.9%
Collateralized Loan Obligations	14.3%
Bank Loans	13.8%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	6.4%
Common Stocks	2.6%
US Government and Agency Mortgage Backed Obligations	2.0%
Asset Backed Obligations	1.7%
Short Term Investments	1.3%
Rights	0.0%	(p)
Preferred Stocks	0.0%	(p)
Escrow Notes	0.0%	(p)
Warrants	0.0%	(p)
Other Assets and Liabilities	(30.1)%

	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Energy	20.3%
Non-Agency Commercial Mortgage Backed Obligations	17.9%
Collateralized Loan Obligations	14.3%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	6.4%
Consumer Products	5.3%
Utilities	4.3%
Chemicals/Plastics	4.1%
Media	3.8%
Mining	3.6%
Real Estate	3.5%
Transportation	3.4%
Electronics/Electric	3.4%
Commercial Services	2.8%
Finance	2.5%
Healthcare	2.3%
Technology	2.3%
Banking	2.3%
Telecommunications	2.2%
Chemical Products	2.2%
Pulp & Paper	2.1%
Aerospace & Defense	2.0%
US Government and Agency Mortgage Backed Obligations	2.0%
Automotive	2.0%
Business Equipment and Services	1.9%
Asset Backed Obligations	1.7%
Short Term Investments	1.3%
Food Products	1.3%
Retailers (other than Food/Drug)	1.2%
Leisure	1.2%
Financial Intermediaries	1.1%
Beverage and Tobacco	0.9%
Industrial Equipment	0.9%
Building and Development (including Steel/Metals)	0.8%
Hotels/Motels/Inns and Casinos	0.5%
Insurance	0.5%
Containers and Glass Products	0.4%
Environmental Control	0.4%
Food Service	0.3%
Food/Drug Retailers	0.3%
Pharmaceuticals	0.2%
Construction	0.2%
Other Assets and Liabilities	(30.1)%

100.0%

COUNTRY BREAKDOWN as a % of Net Assets:

United States	74.1%
Colombia	11.3%
Mexico	7.3%
Brazil	7.3%
Argentina	3.1%
South Africa	3.0%
Peru	2.8%
India	2.7%
Canada	2.3%
Indonesia	2.0%
China	1.4%
Paraguay	1.4%
Morocco	1.4%
Costa Rica	1.4%
Ghana	1.3%
Ukraine	1.1%
Hong Kong	1.1%
Dominican Republic	0.8%
Singapore	0.7%
Chile	0.6%
Austria	0.5%
Jamaica	0.4%
Luxembourg	0.4%
Trinidad And Tobago	0.4%
United Kingdom	0.4%
Korea	0.3%
Panama	0.2%
Thailand	0.2%
Ireland	0.2%
Other Assets and Liabilities	(30.1)%

100.0%

(p)	Represents less than 0.05% of net assets

Notes to Schedule of Investments

December 31, 2022 (Unaudited)

1.  Organization

DoubleLine Income Solutions Fund (the “Fund”) was formed as a closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and originally classified as a non-diversified fund. The Fund is currently operating as a diversified fund. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation. The Fund was organized as a Massachusetts business trust on January 10, 2013 and commenced operations on April 26, 2013. The Fund is listed on the New York Stock Exchange (“NYSE”) under the symbol “DSL”. The Fund’s primary investment objective is to seek high current income and its secondary objective is to seek capital appreciation.

2.  Significant Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated DoubleLine Capital LP (the “Adviser” or “DoubleLine Capital”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of December 31, 2022:

Category
Investments in Securities
Level 1
Money Market Funds	$16,037,697
Common Stocks	7,762,202

Total Level 1	23,799,899
Level 2
Foreign Corporate Bonds	568,289,061
US Corporate Bonds	276,911,354
Collateralized Loan Obligations	171,103,008
Bank Loans	164,865,214
Non-Agency Commercial Mortgage Backed Obligations	153,206,578
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	77,178,885
US Government and Agency Mortgage Backed Obligations	24,417,246
Asset Backed Obligations	9,893,225

Total Level 2	1,445,864,571
Level 3
Non-Agency Commercial Mortgage Backed Obligations	63,448,030
Common Stocks	23,503,868
Asset Backed Obligations	10,853,957
Foreign Corporate Bonds	4,589,724
Collateralized Loan Obligations	1,925,448
Bank Loans	1,916,507
Rights	156,978
Preferred Stocks	20,775
Warrants	1
Escrow Notes	1

Total Level 3	106,415,289

Total	$1,576,079,759

See the Schedule of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Fair Value as of 9/30/2022	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 12/31/2022	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2022(c)
Investments in Securities
Non-Agency Commercial Mortgage Backed Obligations	$65,017,770	$1,805	$(1,728,300)	$160,019	$—	$(3,264)	$—	$—	$63,448,030	$(1,728,295)
Common Stocks	21,685,397	—	1,818,471	—	—	—	—	—	23,503,868	(2,969,552)

	Fair Value as of 9/30/2022	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 12/31/2022	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2022(c)
Asset Backed Obligations	$13,862,107	$—	$(3,177,214)	$(72)	$169,136	$—	$—	$—	$10,853,957	$(3,117,552)
Foreign Corporate Bonds	—	47,443	376,270	1,667	4,150,215	14,129	—	—	4,589,724	—
Collateralized Loan Obligations	6,311,066	—	(73,660)	9,149	45,581	—	—	(4,366,688)	1,925,448	(31,988)
Bank Loans	1,922,434	1,924	(22,075)	20,151	—	(5,927)	—	—	1,916,507	(20,091)
Rights	126,684	—	30,294	—	—	—	—	—	156,978	30,294
Preferred Stocks	27,516	—	(6,741)	—	—	—	—	—	20,775	(6,741)
Escrow Notes	13,974,408	(5,348,501)	2,212,384	—	—	(10,838,290)	—	—	1	—
Warrants	1	—	—	—	—	—	—	—	1	—

Total	$122,927,383	$(5,297,329)	$(570,571)	$190,914	$4,364,932	$(10,833,352)	$—	$(4,366,688)	$106,415,289	$(7,843,925)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2022 may be due to a security that was not held or categorized as Level 3 at either period end.

(d)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 12/31/2022	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Non-Agency Commercial Mortgage Backed Obligations	$63,448,030	Market Comparables	Market Quotes	$0.01 - $90.07 ($68.16)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Common Stocks	$23,503,868	Market Comparables	Market Quotes	$0.26 - $67.50 ($25.43)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Asset Backed Obligations	$10,853,957	Market Comparables	Market Quotes	$32.33 - $2,428.05 ($709.02)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Foreign Corporate Bonds	$4,589,724	Market Comparables	Market Quotes	$104.00 ($104.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$1,925,448	Market Comparables	Market Quotes	$0.02 - $77.01 ($77.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$1,916,507	Market Comparables	Market Quotes	$100.00 ($100.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Rights	$156,978	Market Comparables	Market Quotes	$6.75 - $7.50 ($7.14)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

	Fair Value as of 12/31/2022	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Preferred Stocks	$20,775	Market Comparables	Market Quotes	$0.76 ($0.76)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Escrow Notes	$1	Intrinsic Value	Reserve Account Value	$0.00 ($0.00)	Significant changes in reserve account value have resulted in direct changes in the fair value of the security
Warrants	$1	Intrinsic Value	Underlying Equity Price	$0.00 ($0.00)	Significant changes in the underlying equity price would have resulted in direct changes in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.